Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Sales	$ 136		$ 209
Cost of sales	72		109
Gross profit	64		100
Operating Expenses:
Officer compensation (including stock-based compensation of $0 and $500,000, $500,000 and $0, respectively)		500,000	500,000
Director Compensation (including stock-based compensation of $2,500 and $0, and $7,500 and $0, respectively)	12,500		37,500
Consulting fees (including stock-based compensation of $0 and $25,000, and $25,000 and $0, respectively)		25,000	42,500
Provision For nonrecovery of Artemis License Agreement costs				100,000
Other selling, general and administrative expenses	7,684	4,557	42,656
Total operating expenses	20,184	529,557	622,656	100,000
Loss from operations	(20,120)	(529,557)	(622,556)	(100,000)
Other expenses:
Expense from derivative liability	21,638		142,903
Expense from issuance of convertible note to lender in exchange for lender's waiver of event of default	20,000
Interest expense	1,565	750	4,551	3,000
Amortization of debt discounts	21,980		37,199
Total other expenses	65,183	750	184,653	3,000
Net loss	$ (85,303)	$ (530,307)	$ (807,209)	$ (103,000)
Basic and diluted loss per common share	$ (0.00)	$ (0.02)	$ (0.03)	$ 0.00
Weighted average common shares outstanding-basic and diluted	29,380,969	26,946,106	27,978,345	26,905,969